Other liabilities - Future amortization of unfavorable contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Line Items]
Finite-Lived Intangible Liabilities, Remaining Amortization Period	2 years 11 months
Unfavorable contracts
Other Liabilities [Line Items]
2019	$ (19)
2020	(1)
2021	(1)
2022	(1)
2023 and after	(5)
Total	$ (27)	$ (66)